Revenue	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Revenue
31.	Revenue
Revenue consists of the following:

	Year ended March 31,
	2020		2020		2019
	(In millions)
Sale of products
- Sale of vehicles	US$	28,924.8	Rs.	2,188,600.4	Rs.	2,576,720.5
- Sale of spare parts		3,185.0		240,994.7		240,405.0
- Sale of miscellaneous products		1,225.0		92,686.9		114,449.7
Sale of Services		447.3		33,841.4		28,091.7

Total	US$	33,782.1	Rs.	2,556,123.4	Rs.	2,959,666.9